Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill [Abstract]
Goodwill

NOTE 6 - GOODWILL

Goodwill represents the excess of cost of an acquired business over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed in a business combination at the date of acquisition.

Goodwill for impairment has been tested annually, or whenever events or circumstances indicate that it is more likely than not that the fair value of a reporting unit is below its carrying amount. The test to evaluate for impairment is a two-step process. In the first step, we compare the fair value of each of our reporting units to its carrying value. If the fair value of any reporting unit is less than its carrying value, we perform a second step to determine the implied fair value of goodwill associated with that reporting unit. If the carrying value of goodwill exceeds the implied fair value of goodwill, such excess represents the amount of goodwill impairment.

In 2012, we recorded an impairment loss in the amount $26,697,561 reducing goodwill attributed to our acquisition of business operations in 2010 and 2008 from a carrying amount of $26,346,942 to a fair value of $0. The circumstances leading to the impairment are attributed to the changes in the competitive environment and forecasted results of our business operations. The material assumptions used for the income approach for 2012 were a discount rate of 19.5% and a long-term growth rate of 8% for the first 5 years and 3% hereafter. We considered historical rates and current market conditions when determining the discount and growth rates to use in our analyses.

In 2011, we recorded an impairment loss in the amount $19,219,870 reducing goodwill attributed to our acquisition of business operations in 2010 and 2008 from a carrying amount of $45,566,812 to a fair value of $26,346,942. The circumstances leading to the impairment are attributed to the changes in the competitive environment and forecasted results of our business operations. The material assumptions used for the income approach for 2011 were a discount rate of 19.5% and a long-term growth rate of 8% for the first 5 years and 3% hereafter. We considered historical rates and current market conditions when determining the discount and growth rates to use in our analyses. If these estimates or their related assumptions change in the future, we may be required to record further impairment charges for goodwill.

A summary of changes in the Company's goodwill is as follows:

	2012		2011
	(RMB)	(USD)	(RMB)	(USD)
Balance - beginning of year:
Goodwill	290,019,086	45,566,812	290,019,086	43,863,929
Accumulated impairment charges	(122,328,706)	(19,219,870)	-	-
	167,690,380	$26,346,942	290,019,086	$43,863,929
Activity during the year:
Additions	-	-	-	-
Impairment charge	(167,690,380)	$(26,533,960)	(122,328,706)	(19,219,870)
Other adjustments*	-	187,018	-	1,702,883
	(167,690,380)	$(26,346,942)	(122,328,706)	(17,516,987)
Balance - end of year:
Goodwill	290,019,086	45,917,431	290,019,086	45,566,812
Accumulated impairment charges	(290,019,086)	(45,917,431)	(122,328,706)	(19,219,870)
	-	-	167,690,380	$26,346,942

* Other adjustments are the exchange differences arising during the year.

The goodwill was generated from the acquisition of a number of businesses in Northeast China through the purchases of assets and the business operations from unrelated parties. According to ASC 805 "business combinations", the acquisition of these businesses should be treated as acquisition of a business.

During 2008, the Company purchased the business operations and certain assets of stores that sell grocery, food and non-food products in the local region from five independent third parties: (1) Heilongjiang Longmei Commerce Co., Ltd (the "Anda Store"); (2) Nehe Wanlong Commercial Building Co., Ltd. (the "Nehe Store"); (3) Fuyu Xinshuguang Real Estate Development Co., Ltd (the "Fuyu Store"); (4) Daqing Xinguangtiandi Shopping Center Co., Ltd (the "Xinguang tiandi Store"); and (5) Hulunbeier Huahui Department Store Co., Ltd. (the "Hailaer Store").  The consideration for the acquisitions was settled in cash and was accounted for as follows (presented in RMB):

No.	Store Name	Acquisition Date	Consideration	The fair value of net assets	Goodwill
			(RMB)	(RMB)	(RMB)	(USD)*
1	Anda Store	08/31/2008	22,740,000	970,404	21,769,596	$3,180,272
2	Nehe Store	09/30/2008	16,800,000	828,500	15,971,500	2,329,871
3	Fuyu Store	10/31/2008	17,400,000	1,042,010	16,357,990	2,387,324
4	Xinguangtiandi Store	09/30/2008	13,800,000	880,000	12,920,000	1,884,728
5	Hailaer Store	10/31/2008	66,000,000	1,580,000	64,420,000	9,401,607
	Total		136,740,000	5,300,914	131,439,086

*converted into U.S. dollars using the date of acquisition exchange rate

During 2010, the Company acquired the business operations and certain assets of stores that sell grocery, food and non-food products in the local region from seven independent third parties:(1) Jian County Great Wall Operating Management Co., Ltd  (the "Jian Store"); (2) Inner Mongolia Fada Property Development Group Co., Ltd (the "Manzhouli Store"); (3) Taian County Jiahemei Commercial Co., Ltd (the "Taian Store"); (4) ARongQi Naji Town Shopping Center (the "Arongqi Store"); (5) Tianlong Shopping Mall (the "Mulan Store"); (6) Liaoyang LeWanJia Shopping Center (the "Liaoyang Store"); and (7) Siping Wanxi Commercial Co., Ltd (the "Siping Store"). After the closing of the acquisition, these businesses ceased their operations as retail stores and the Company was licensed to operate in these locations. The operating results of these businesses have been included in the consolidated financial statements since the acquisition dates. The consideration for the acquisitions was settled in cash and was accounted for as follows (presented in RMB):

No.	Store Name	Acquisition Date	Consideration	The fair value of the net assets	Goodwill
			(RMB)	(RMB)	(RMB)	(USD)*
1	Jian Store	08/01/10	31,500,000	-	31,500,000	$4,647,080
2	Manzhouli Store	07/01/10	18,380,000	-	18,380,000	2,705,611
3	Taian Store	07/01/10	28,000,000	-	28,000,000	4,121,714
4	Arongqi Store	11/01/10	16,100,000	-	16,100,000	2,409,927
5	Mulan Store	12/01/10	14,000,000	-	14,000,000	2,096,923
6	Liaoyang Store	10/01/10	27,600,000	-	27,600,000	4,117,866
7	Siping Store	11/01/10	23,000,000	-	23,000,000	3,442,753
	Total		158,580,000	-	158,580,000

*   converted into U.S. dollars using the date of acquisition exchange rate

No supplemental pro forma information is presented for the acquisitions due to the immaterial effect of each acquisition on the Company's results of operations.

Acquisition-related expenses in connection with the 2010 acquisitions are classified within the general and administrative expenses and amounted to $117,747, which included the expenses for investigating and researching, evaluating, coordinating and directing the acquisition transactions.